Accounts receivable and accrued revenues	9 Months Ended
Sep. 30, 2021
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues
Note 7 – Accounts receivable and accrued revenues
Accounts receivable and accrued revenues totaling $17.3 million as of September 30, 2021 consists of mainly accounts receivable with no material amounts overdue.